Segment reporting - Additional Information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Segments [Abstract]
adjustments for share based payments including employer tax	€ 4,200,000
Share based payments expense	3,400,000	€ 2,200,000
Acquisition related costs	€ 0	€ 2,500,000